Summary of Significant Accounting Policies: Recently Enacted Accounting Standards (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Policies
Recently Enacted Accounting Standards

Recently Enacted Accounting Standards – The FASB established the Accounting Standards Codification (“Codification” or “ASC”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”). Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) issued under authority of federal securities laws are also sources of GAAP for SEC registrants.

Recent Accounting Standards Updates (“ASU”) through ASU No. 2015-01 contain technical corrections to existing guidance or affects guidance to specialized industries or situations. The Company has evaluated recently issued technical pronouncements and has determined that these updates have no current applicability to the Company or their effect on the financial statements would not have been significant.

Recently Enacted Accounting Standards – The FASB established the Accounting Standards Codification (“Codification” or “ASC”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”). Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) issued under authority of federal securities laws are also sources of GAAP for SEC registrants.

Recent Accounting Standards Updates (“ASU”) through ASU No. 2015-01 contain technical corrections to existing guidance or affects guidance to specialized industries or situations. The Company has evaluated recently issued technical pronouncements and has determined that these updates have no current applicability to the Company or their effect on the financial statements would not have been significant.